Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member] | U.S. plans [Member]
Weighted-average assumptions used
Discount rate	5.80%	7.40%	6.60%
Expected return on plan assets	7.50%	7.75%	7.75%
Rate of compensation increase	4.15%	3.79%	3.84%
Defined Benefit Pension Plans [Member] | Canadian plans [Member]
Weighted-average assumptions used
Discount rate	5.30%	5.40%	6.10%
Expected return on plan assets	7.08%	7.33%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%
Other Postretirement Benefits [Member] | U.S. plans [Member]
Weighted-average assumptions used
Discount rate	5.80%	7.40%	6.60%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Other Postretirement Benefits [Member] | Canadian plans [Member]
Weighted-average assumptions used
Discount rate	5.30%	5.40%	6.10%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%